Intangible Assets and Goodwill - Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Goodwill [Roll Forward]
Goodwill, gross, beginning balance	$ 168,965	$ 157,976
Accumulated impairment losses, beginning balance	(10,822)	(10,822)
Goodwill beginning balance	158,143	147,154
Business combinations, including prior year adjustments	300	11,597
Foreign currency translation	(260)	(608)
Goodwill, gross, ending balance	169,005	168,965
Accumulated impairment losses, ending balance	(10,822)	(10,822)
Goodwill ending balance	$ 158,183	$ 158,143